Derivative Instruments (Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)) (Details) - Cash Flow Hedging [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	$ (18,813)	$ 20,487	$ 5,158
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	11,242	(14,209)	(2,792)
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	(2,650)	0
Income (loss) adjustment to foreign exchange	(6,997)	13,595	5,084
Gain (loss) adjustment to net interest expense	(2,938)	(1,692)	(3,743)
Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	(1,861)	1,903	1,925
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	1,307	(2,306)	(1,451)
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	0
Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, (Loss) Gain Recognized in Accumulated OCI on Derivative (Effective Portion)	(16,952)	18,584	3,233
Derivatives in Cash Flow Hedging, Loss (Gain) Reclassified from Accumulated OCI into Income (Effective Portion)	9,935	(11,903)	(1,341)
Derivatives in Cash Flow Hedging, Loss Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	$ 0	$ (2,650)	$ 0